Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Transactions with Related Parties
Note 1 provides information about the Group’s structure, including details of the subsidiaries and the holding company. The following table provides the total amount of transactions that have been entered into with the related parties in 2020, 2019 and 2018.

	2020			2019			2018
	Purchases	Sales	Other loss (income)	Purchases	Sales	Other loss (income)	Purchases	Sales	Other loss (income)
Associates	104	62	—	110	98	—	121	103	(33)
Controlling shareholders and entities under control of the Group’s Controlling shareholders	1,451	336	142	904	184	138	280	52	(9)

Total	1,555	398	142	1,014	282	138	401	155	(42)

Summary of Settlement with Related Parties
As of December 31, 2020 and 2019, the Group had the following balances in settlement with related parties:

	December 31, 2020			December 31, 2019
	Financial assets from and advances given to	Financial liabilities to	Total outstanding, net	Financial assets from and advances given to	Financial liabilities to	Total outstanding, net
Associates	7	(20)	(13)	7	(6)	1
Controlling shareholders and entities under control of the Group’s Controlling shareholders	140	(1,565)	(1,425)	100	(963)	(863)

Total	147	(1,585)	(1,438)	107	(969)	(862)